Stockholders' Equity (Deficiency) (Summary of Compensation Expense for Stock Options Granted to Non-employees from 10K) (Details) (Stock Incentive Plan To Non Employees [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock Incentive Plan To Non Employees [Member]
Expected life (years) minimum			2 years 8 months 12 days
Expected life (years) maximum			5 years
Expected volatility minimum			44.20%
Expected volatility maximum			50.00%
Weighted-average volatility		44.20%	47.40%
Risk-free interest rate, Minimum			0.37%
Risk-free interest rate, Maximum			0.60%
Dividend yield		0.00%	0.00%